Taxation (Reconciliation of Differences between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
TAXATION [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Permanent book-tax differences
Non-deductible share-based compensation expenses	3.20%	0.60%	1.00%
Other non-deductible expenses	3.80%	2.80%	3.40%
Other permanent differences	(0.10%)	(1.30%)	0.20%
Changes in valuation allowance	(1.30%)	1.60%	(4.50%)
Tax effect of tax-exempt entity	1.10%	1.50%	0.20%
Effect of PRC withholding tax associated with dividends	1.30%	9.90%	0.00%
Effect of Beijing Wangpin's HNTE tax holiday	(11.90%)	(9.10%)	(10.30%)
Effective tax rate	21.10%	31.00%	15.00%